Term Loan - Additional Information (Detail)			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 17, 2020 $ / shares shares	Dec. 20, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Jul. 21, 2020 $ / shares shares	Jul. 16, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2018 $ / shares
Debt Instrument [Line Items]
Warrant exercise | shares	61,292
Warrant exercise price per share | $ / shares	$ 9.4972
Unamortized issuance costs and debt discounts			$ 240,000	$ 240,000
Interest expense for term loan			$ 300,000	700,000
Common Stock
Debt Instrument [Line Items]
Warrants to purchase common stock | shares						61,292
Common stock exercise price per share | $ / shares						$ 9.4972
Stock issued upon warrants exercise | shares			21,369,774
Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Warrant exercise | shares						61,292
Warrant exercise price per share | $ / shares						$ 9.4972
Compound Derivative Liability
Debt Instrument [Line Items]
Fair value of compound derivative liability		$ 51,000
Compound Derivative Liability | Other Noncurrent Liabilities
Debt Instrument [Line Items]
Fair value of compound derivative liability			$ 43,000	$ 43,000
Predecessor Company
Debt Instrument [Line Items]
Unamortized issuance costs and debt discounts					$ 579,000
Common stock exercise price per share | $ / shares					$ 1.91				$ 1.85
Predecessor Company | Compound Derivative Liability
Debt Instrument [Line Items]
Fair value of compound derivative liability		$ 51,000
Predecessor Company | Compound Derivative Liability | Other Noncurrent Liabilities
Debt Instrument [Line Items]
Fair value of compound derivative liability					$ 51,000
Loan Agreement
Debt Instrument [Line Items]
Term loan, annual floating interest rate		7.00%
Term loan, interest rate				7.00%
Term loan interest-only payments, term				Interest-only payments for the first 12 months after the closing of the Loan Agreement
Percentage of principal amount as final payment		6.00%
Warrant exercise | shares		61,292
Warrant exercise price per share | $ / shares		$ 9.4972
Loan Agreement | Common Stock
Debt Instrument [Line Items]
Warrants to purchase common stock | shares		61,292
Common stock exercise price per share | $ / shares		$ 9.4972
Stock issued upon warrants exercise | shares	48,932
Loan Agreement | Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Warrant exercise | shares	61,292
Warrant exercise price per share | $ / shares	$ 9.4972
Estimated fair value of warrants		$ 400,000
Outstanding preferred stock warrant liability converted into common stock							$ 1,000,000
Loan Agreement | Maximum
Debt Instrument [Line Items]
Term loan, principal amount		$ 10,000,000
Prepayment fee percentage		3.00%
Loan Agreement | Minimum
Debt Instrument [Line Items]
Proceeds from equity financing		$ 30,000,000
Prepayment fee percentage		1.00%
Loan Agreement | Predecessor Company
Debt Instrument [Line Items]
Term loan, annual floating interest rate		7.00%
Term loan, interest rate					7.00%
Term loan interest-only payments, term					Interest-only payments for the first 12 months after the closing of the Loan Agreement
Percentage of principal amount as final payment		6.00%
Warrant exercise | shares		61,292
Warrant exercise price per share | $ / shares		$ 9.4972
Estimated fair value of warrants					$ 400,000
Equity value					$ 345,000,000
Loan Agreement | Predecessor Company | Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Estimated fair value of warrants		$ 400,000
Loan Agreement | Predecessor Company | Maximum
Debt Instrument [Line Items]
Term loan, principal amount		$ 10,000,000
Prepayment fee percentage		3.00%
Loan Agreement | Predecessor Company | Minimum
Debt Instrument [Line Items]
Proceeds from equity financing		$ 30,000,000
Prepayment fee percentage		1.00%
Loan Agreement | Prime Rate
Debt Instrument [Line Items]
Term loan, interest rate above prime rate		2.00%
Percentage of prime rate				3.25%
Loan Agreement | Prime Rate | Predecessor Company
Debt Instrument [Line Items]
Term loan, interest rate above prime rate		2.00%
Percentage of prime rate					4.75%
Loan Agreement | Time to Liquidity | Maximum | Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Warrants and rights outstanding, measurement input term							9 years 9 months 18 days
Loan Agreement | Time to Liquidity | Minimum | Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Warrants and rights outstanding, measurement input term			2 years	2 years
Loan Agreement | Time to Liquidity | Predecessor Company | Maximum | Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Warrants and rights outstanding, measurement input term					10 years
Loan Agreement | Time to Liquidity | Predecessor Company | Minimum | Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Warrants and rights outstanding, measurement input term					2 years
Loan Agreement | Volatility | Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Warrants and rights outstanding, measurement input							0.842
Loan Agreement | Volatility | Predecessor Company | Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Warrants and rights outstanding, measurement input					0.855
Loan Agreement | Risk-free Rate | Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Warrants and rights outstanding, measurement input							0.006
Loan Agreement | Risk-free Rate | Predecessor Company | Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Warrants and rights outstanding, measurement input					0.017
Loan Agreement | Dividend Rate | Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Warrants and rights outstanding, measurement input							0
First Tranche | Loan Agreement
Debt Instrument [Line Items]
Term loan, principal amount					$ 6,000,000
First Tranche | Loan Agreement | Predecessor Company
Debt Instrument [Line Items]
Term loan, principal amount					$ 6,000,000
Second Tranche | Loan Agreement
Debt Instrument [Line Items]
Term loan, principal amount								$ 4,000,000
Second Tranche | Loan Agreement | Predecessor Company
Debt Instrument [Line Items]
Term loan, principal amount								$ 4,000,000